Operating Expenses - Schedule of Payroll Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information of employees [Line Items]
Total	$ 55,581	$ 45,688	$ 61,643
General and administrative
Disclosure of information of employees [Line Items]
Total	40,559	24,586	25,322
Research and development
Disclosure of information of employees [Line Items]
Total	$ 15,023	$ 21,102	$ 36,321